Interbank Loans	12 Months Ended
Dec. 31, 2018
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Interbank Loans

Note 9 – Interbank Loans

As of December 31, 2018, the balances presented under the item “Interbank loans, net”, according to IFRS 9 are as follows:

As of December 31, 2018
MCh$
Local banks
Loans to local banks	—
Allowances for loans losses	—

Subtotals	—

Foreign banks
Interbank cash loans	30,507
Loans to foreign banks	5,594
Non-transferable deposits with foreign banks	65,556
Allowances for loans losses	(463)

Subtotals	101,194

Chilean Central Bank
Deposits with the Chilean Central Bank not available (*)	240,050

Subtotals	240,050

Totals	341,244

(*)	These are deposits that do not qualify as time deposits

Movements in allowances and impairment for interbanks loans during the year ended December 31, 2018 are detailed as follows:

	Foreign banks
	Stage 1	Stage 2	Stage 3	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL
	MCh$	MCh$	MCh$	MCh$
Balances as of December 31, 2017	208	—	—	208
Restatement of the prior year	—	—	—	—
Balances as of January 1, 2018	208	—	—	208
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	344	—	—	344
Financial assets that have been derecognized	(131)	—	—	(131)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	42	—	—	42
Balances as of December 31, 2018	463	—	—	463

As of December 31, 2017, the balances presented under the item “Interbank loans, net”, according to IAS 39 are as follows:

As of December 31, 2017
MCh$
Local banks
Loans to local banks	—
Allowances for loans losses	—

Subtotals	—

Foreign banks
Interbank cash loans	862
Loans to foreign banks	13,875
Non-transferable deposits with foreign banks	21,544
Allowances for loans losses	(208)

Subtotals	36,073

Chilean Central Bank
Deposits with the Chilean Central Bank not available (*)	34,004

Subtotals	34,004

Totals	70,077

(*)	These are deposits that do not qualify as time deposits

Movements in allowances and impairment for loans with domestic and foreign Banks during as of December 31, 2017 are detailed as follows:

	Notes	Local banks	Foreign banks	Totals
		MCh$	MCh$	MCh$
Balances as of January 1, 2017		—	(212)	(212)
Charge-offs		—	—	—
Allowances established	27	—	(226)	(226)
Allowances released	27	—	209	209
Impairment		—	—	—
Exchange differences		—	21	21

Balances as of December 31, 2017		—	(208)	(208)